American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
December 31, 2019

AC Alternatives Market Neutral Value - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 66.0%
Aerospace and Defense — 5.5%
HEICO Corp., Class A(1)	40,033	3,584,154
Raytheon Co.	3,020	663,615
		4,247,769
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., Class B	2,920	341,815
Airlines — 0.4%
Alaska Air Group, Inc.(1)	1,690	114,498
Southwest Airlines Co.	3,979	214,786
		329,284
Auto Components — 0.4%
Continental AG	2,490	323,348
Automobiles — 1.2%
Honda Motor Co. Ltd. ADR	16,765	474,617
Thor Industries, Inc.	5,860	435,339
		909,956
Banks — 6.3%
Comerica, Inc.	14,739	1,057,523
First Hawaiian, Inc.(1)	29,840	860,884
PNC Financial Services Group, Inc. (The)(1)	7,880	1,257,885
Toronto-Dominion Bank (The)	7,720	432,981
Wells Fargo & Co.(1)	23,140	1,244,932
		4,854,205
Beverages — 2.1%
PepsiCo, Inc.(1)	12,004	1,640,587
Biotechnology — 0.6%
Gilead Sciences, Inc.	7,155	464,932
Building Products — 1.2%
Johnson Controls International plc	8,240	335,451
Masco Corp.	11,670	560,043
		895,494
Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	10,310	518,902
Janus Henderson Group plc	23,560	576,042
		1,094,944
Chemicals — 2.4%
Akzo Nobel NV	4,920	501,635
Axalta Coating Systems Ltd.(2)	7,510	228,304
Dow, Inc.	10,100	552,773
DuPont de Nemours, Inc.	8,696	558,283
		1,840,995
Commercial Services and Supplies — 1.6%
Republic Services, Inc.(1)	13,840	1,240,479

Communications Equipment — 0.1%
Cisco Systems, Inc.	2,350	112,706
Containers and Packaging — 0.4%
WestRock Co.	7,860	337,273
Diversified Financial Services — 0.7%
AXA Equitable Holdings, Inc.	23,319	577,845
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	11,390	699,346
Electric Utilities — 3.3%
Duke Energy Corp.	6,450	588,305
Edison International	7,440	561,050
Pinnacle West Capital Corp.(1)	6,510	585,444
Xcel Energy, Inc.(1)	13,310	845,052
		2,579,851
Electrical Equipment — 0.8%
Emerson Electric Co.	8,095	617,325
Energy Equipment and Services — 2.7%
Schlumberger Ltd.	51,492	2,069,978
Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.(1)	4,050	930,771
Welltower, Inc.	5,510	450,608
		1,381,379
Food and Staples Retailing — 1.3%
Koninklijke Ahold Delhaize NV	13,545	339,463
Walmart, Inc.(1)	5,570	661,939
		1,001,402
Food Products — 1.7%
Hormel Foods Corp.(1)	5,290	238,632
Nestle SA ADR	9,770	1,057,700
		1,296,332
Gas Utilities — 2.6%
Atmos Energy Corp.	7,910	884,813
Spire, Inc.	13,826	1,151,844
		2,036,657
Health Care Equipment and Supplies — 2.2%
Medtronic plc	7,390	838,395
Zimmer Biomet Holdings, Inc.(1)	5,847	875,179
		1,713,574
Health Care Providers and Services — 1.6%
McKesson Corp.(1)	3,050	421,876
Quest Diagnostics, Inc.	7,370	787,042
		1,208,918
Health Care Technology — 0.5%
Cerner Corp.	4,870	357,409
Hotels, Restaurants and Leisure — 0.9%
Carnival Corp.	2,310	117,417
Sodexo SA	5,020	595,396
		712,813
Household Durables — 0.7%
Electrolux AB, Series B	22,100	542,388

Household Products — 0.9%
Colgate-Palmolive Co.	1,240	85,362
Kimberly-Clark Corp.	4,317	593,803
		679,165
Industrial Conglomerates — 0.8%
Siemens AG ADR	9,290	603,571
Insurance — 2.6%
Chubb Ltd.	9,385	1,460,869
MetLife, Inc.(1)	10,620	541,301
		2,002,170
Machinery — 2.6%
Atlas Copco AB, B Shares(1)	40,620	1,409,324
Ingersoll-Rand plc	4,800	638,016
		2,047,340
Multi-Utilities — 0.7%
CMS Energy Corp.	8,890	558,648
Oil, Gas and Consumable Fuels — 3.5%
Chevron Corp.(1)	3,420	412,144
Enterprise Products Partners LP	51,560	1,451,930
Shell Midstream Partners LP	10,281	207,779
TOTAL SA ADR	11,010	608,853
		2,680,706
Paper and Forest Products — 0.7%
Mondi plc	22,720	536,341
Pharmaceuticals — 2.8%
Johnson & Johnson(1)	6,110	891,266
Novartis AG	1,800	170,536
Pfizer, Inc.(1)	22,136	867,289
Roche Holding AG ADR	5,870	238,674
		2,167,765
Road and Rail — 1.6%
Norfolk Southern Corp.	3,080	597,920
Union Pacific Corp.	3,520	636,381
		1,234,301
Semiconductors and Semiconductor Equipment — 1.4%
Applied Materials, Inc.	10,450	637,868
Maxim Integrated Products, Inc.	3,210	197,447
Texas Instruments, Inc.	1,670	214,244
		1,049,559
Software — 1.1%
Microsoft Corp.	5,516	869,873
Specialty Retail — 0.2%
Advance Auto Parts, Inc.	740	118,518
Textiles, Apparel and Luxury Goods — 1.4%
Ralph Lauren Corp.	2,000	234,440
Under Armour, Inc., Class C(1)(2)	42,160	808,629
		1,043,069
TOTAL COMMON STOCKS (Cost $42,175,511)		51,020,030

CONVERTIBLE BONDS — 13.3%
Automobiles — 4.9%
Tesla, Inc., 2.00%, 5/15/24	2,525,000	3,823,663
Semiconductors and Semiconductor Equipment — 8.4%
Microchip Technology, Inc., 1.625%, 2/15/27	1,881,000	2,685,128
Teradyne, Inc., 1.25%, 12/15/23	1,728,000	3,794,054
		6,479,182
TOTAL CONVERTIBLE BONDS (Cost $7,696,165)		10,302,845
EXCHANGE-TRADED FUNDS — 7.3%
iShares Russell 1000 Value ETF	31,899	4,353,575
iShares TIPS Bond ETF	4,750	553,707
iShares U.S. Real Estate ETF	3,760	349,981
SPDR S&P Insurance ETF	10,620	376,267
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,928,547)		5,633,530
CONVERTIBLE PREFERRED STOCKS — 0.9%
Electric Utilities — 0.9%
NextEra Energy, Inc., 4.87%, 9/1/22 (Cost $656,857)	13,474	690,947
TEMPORARY CASH INVESTMENTS — 9.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $6,198,402), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $6,068,137)		6,067,682
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $1,377,036), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $1,350,049)		1,350,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,782	6,782
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,424,464)		7,424,464
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.1% (Cost $62,881,544)		75,071,816
COMMON STOCKS SOLD SHORT — (74.2)%
Aerospace and Defense — (5.5)%
HEICO Corp.	(31,491)	(3,594,698)
United Technologies Corp.	(4,460)	(667,929)
		(4,262,627)
Air Freight and Logistics — (0.5)%
FedEx Corp.	(2,290)	(346,271)
Airlines — (0.4)%
American Airlines Group, Inc.	(11,650)	(334,122)
Auto Components — (0.4)%
BorgWarner, Inc.	(7,290)	(316,240)
Automobiles — (5.4)%
Tesla, Inc.	(8,890)	(3,718,954)
Toyota Motor Corp. ADR	(3,380)	(475,025)
		(4,193,979)
Banks — (6.3)%
Bank of America Corp.	(35,430)	(1,247,845)
Bank of Hawaii Corp.	(8,990)	(855,488)
M&T Bank Corp.	(6,190)	(1,050,753)
National Bank of Canada	(7,790)	(432,408)

US Bancorp	(21,260)	(1,260,505)
		(4,846,999)
Beverages — (2.1)%
Coca-Cola Co. (The)	(29,870)	(1,653,305)
Biotechnology — (0.2)%
Amgen, Inc.	(720)	(173,570)
Building Products — (1.2)%
Daikin Industries Ltd.	(2,400)	(337,514)
Fortune Brands Home & Security, Inc.	(8,560)	(559,310)
		(896,824)
Capital Markets — (1.9)%
FactSet Research Systems, Inc.	(1,500)	(402,450)
Franklin Resources, Inc.	(22,230)	(577,535)
State Street Corp.	(6,610)	(522,851)
		(1,502,836)
Chemicals — (1.8)%
Chemours Co. (The)	(5,380)	(97,325)
LyondellBasell Industries NV, Class A	(5,890)	(556,487)
PPG Industries, Inc.	(5,380)	(718,176)
		(1,371,988)
Commercial Services and Supplies — (1.6)%
Waste Management, Inc.	(10,990)	(1,252,420)
Containers and Packaging — (0.5)%
International Paper Co.	(7,463)	(343,671)
Diversified Telecommunication Services — (0.9)%
AT&T, Inc.	(17,980)	(702,658)
Electric Utilities — (1.9)%
American Electric Power Co., Inc.	(8,990)	(849,645)
Southern Co. (The)	(9,290)	(591,773)
		(1,441,418)
Energy Equipment and Services — (2.7)%
Baker Hughes Co.	(80,980)	(2,075,517)
Equity Real Estate Investment Trusts (REITs) — (2.2)%
CoreCivic, Inc.	(19,880)	(345,514)
Crown Castle International Corp.	(6,568)	(933,641)
Ventas, Inc.	(7,640)	(441,134)
		(1,720,289)
Food and Staples Retailing — (0.4)%
Kroger Co. (The)	(11,790)	(341,792)
Food Products — (1.7)%
General Mills, Inc.	(8,990)	(481,504)
JM Smucker Co. (The)	(790)	(82,263)
Kraft Heinz Co. (The)	(15,990)	(513,759)
Tyson Foods, Inc., Class A	(2,690)	(244,897)
		(1,322,423)
Health Care Equipment and Supplies — (2.4)%
Align Technology, Inc.	(395)	(110,221)
STERIS plc	(990)	(150,896)
Stryker Corp.	(7,490)	(1,572,450)
		(1,833,567)

Health Care Providers and Services — (1.6)%
Cardinal Health, Inc.	(8,290)	(419,308)
Laboratory Corp. of America Holdings	(4,710)	(796,791)
		(1,216,099)
Hotels, Restaurants and Leisure — (0.9)%
Compass Group plc	(23,950)	(599,968)
Royal Caribbean Cruises Ltd.	(890)	(118,824)
		(718,792)
Household Durables — (0.7)%
Whirlpool Corp.	(3,790)	(559,139)
Household Products — (0.9)%
Church & Dwight Co., Inc.	(8,490)	(597,187)
Clorox Co. (The)	(591)	(90,742)
		(687,929)
Industrial Conglomerates — (1.4)%
3M Co.	(2,597)	(458,163)
General Electric Co.	(55,220)	(616,255)
		(1,074,418)
Insurance — (3.8)%
Allstate Corp. (The)	(3,360)	(377,832)
Prudential Financial, Inc.	(5,790)	(542,755)
Travelers Cos., Inc. (The)	(9,550)	(1,307,872)
Unum Group	(19,880)	(579,701)
Zurich Insurance Group AG	(390)	(159,955)
		(2,968,115)
Internet and Direct Marketing Retail — (1.1)%
Amazon.com, Inc.	(470)	(868,485)
Leisure Products — (0.6)%
Polaris, Inc.	(4,350)	(442,395)
Machinery — (3.5)%
Atlas Copco AB, A Shares	(35,360)	(1,409,541)
Caterpillar, Inc.	(4,200)	(620,256)
Gardner Denver Holdings, Inc.	(17,310)	(634,931)
		(2,664,728)
Multi-Utilities — (0.7)%
DTE Energy Co.	(4,300)	(558,441)
Oil, Gas and Consumable Fuels — (1.3)%
Exxon Mobil Corp.	(14,620)	(1,020,184)
Paper and Forest Products — (0.7)%
UPM-Kymmene Oyj	(14,970)	(518,822)
Pharmaceuticals — (3.2)%
AstraZeneca plc ADR	(5,662)	(282,307)
Bristol-Myers Squibb Co.	(4,990)	(320,308)
GlaxoSmithKline plc ADR	(6,380)	(299,796)
Merck & Co., Inc.	(12,750)	(1,159,613)
Sanofi	(4,020)	(403,758)
		(2,465,782)
Road and Rail — (1.6)%
CSX Corp.	(17,144)	(1,240,540)

Semiconductors and Semiconductor Equipment — (9.8)%
Intel Corp.	(7,020)	(420,147)
Microchip Technology, Inc.	(25,390)	(2,658,841)
Micron Technology, Inc.	(11,860)	(637,831)
Teradyne, Inc.	(55,980)	(3,817,276)
		(7,534,095)
Specialty Retail — (1.0)%
O'Reilly Automotive, Inc.	(280)	(122,713)
Tractor Supply Co.	(7,290)	(681,177)
		(803,890)
Textiles, Apparel and Luxury Goods — (1.4)%
PVH Corp.	(2,290)	(240,793)
Under Armour, Inc., Class A	(37,760)	(815,616)
		(1,056,409)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $46,922,161)		(57,330,779)
EXCHANGE-TRADED FUNDS SOLD SHORT — (13.5)%
Alerian MLP ETF	(194,797)	(1,655,775)
Invesco QQQ Trust Series 1	(540)	(114,809)
iShares Preferred & Income Securities ETF	(14,950)	(561,970)
iShares Russell 1000 Growth ETF	(21,890)	(3,850,889)
iShares U.S. Healthcare ETF	(1,670)	(360,252)
Utilities Select Sector SPDR Fund	(59,990)	(3,876,554)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $9,685,066)		(10,420,249)
TOTAL SECURITIES SOLD SHORT (Proceeds $56,607,227)		(67,751,028)
OTHER ASSETS AND LIABILITIES(3) — 90.6%		69,974,383
TOTAL NET ASSETS — 100.0%		$77,295,171

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,334	USD	2,535	Morgan Stanley	3/31/20	$33
CAD	3,609	USD	2,753	Morgan Stanley	3/31/20	27
CAD	6,702	USD	5,098	Morgan Stanley	3/31/20	65
CAD	1,583	USD	1,204	Morgan Stanley	3/31/20	16
CAD	895	USD	681	Morgan Stanley	3/31/20	8
CAD	4,805	USD	3,678	Morgan Stanley	3/31/20	23
CAD	1,854	USD	1,427	Morgan Stanley	3/31/20	1
USD	1,229	CAD	1,616	Morgan Stanley	3/31/20	(15)
USD	1,155	CAD	1,516	Morgan Stanley	3/31/20	(13)
USD	6,787	CAD	8,919	Morgan Stanley	3/31/20	(83)
USD	6,509	CAD	8,561	Morgan Stanley	3/31/20	(86)
USD	3,013	CAD	3,935	Morgan Stanley	3/31/20	(19)
CHF	29,315	USD	30,117	UBS AG	3/31/20	357
CHF	41,162	USD	42,251	UBS AG	3/31/20	538
CHF	34,250	USD	35,434	UBS AG	3/31/20	170
USD	1,164,694	CHF	1,133,265	UBS AG	3/31/20	(13,373)
EUR	220,287	USD	247,394	Credit Suisse AG	3/31/20	1,067
USD	1,898,587	EUR	1,691,181	Credit Suisse AG	3/31/20	(8,888)
GBP	779,219	USD	1,026,441	JPMorgan Chase Bank N.A.	3/31/20	8,201
USD	39,787	GBP	30,625	JPMorgan Chase Bank N.A.	3/31/20	(876)
USD	32,283	GBP	24,554	JPMorgan Chase Bank N.A.	3/31/20	(320)
JPY	31,385,597	USD	288,503	Bank of America N.A.	3/31/20	1,725
USD	19,356	JPY	2,105,156	Bank of America N.A.	3/31/20	(111)
SEK	410,918	USD	44,118	Goldman Sachs & Co.	3/31/20	(60)
SEK	205,005	USD	21,902	Goldman Sachs & Co.	3/31/20	78
USD	484,286	SEK	4,520,607	Goldman Sachs & Co.	3/31/20	(399)
USD	21,465	SEK	200,960	Goldman Sachs & Co.	3/31/20	(82)
						$(12,016)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $15,418,369.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Auto Components	—	323,348	—
Banks	4,421,224	432,981	—
Chemicals	1,339,360	501,635	—
Food and Staples Retailing	661,939	339,463	—
Hotels, Restaurants and Leisure	117,417	595,396	—
Household Durables	—	542,388	—
Machinery	638,016	1,409,324	—
Paper and Forest Products	—	536,341	—
Pharmaceuticals	1,997,229	170,536	—
Other Industries	36,993,433	—	—
Convertible Bonds	—	10,302,845	—
Exchange-Traded Funds	5,633,530	—	—
Convertible Preferred Stocks	690,947	—	—
Temporary Cash Investments	6,782	7,417,682	—
	52,499,877	22,571,939	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	12,309	—

Liabilities
Securities Sold Short
Common Stocks
Banks	4,414,591	432,408	—
Building Products	559,310	337,514	—
Hotels, Restaurants and Leisure	118,824	599,968	—
Insurance	2,808,160	159,955	—
Machinery	1,255,187	1,409,541	—
Paper and Forest Products	—	518,822	—
Pharmaceuticals	2,062,024	403,758	—
Other Industries	42,250,717	—	—
Exchange-Traded Funds	10,420,249	—	—
	63,889,062	3,861,966	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	24,325	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.